                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3807
                                   ---------------------------------------------

                       SunAmerica Money Market Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------

Date of reporting period: December 31, 2003
                         -------------------------

Item 1. Reports to Shareholders

        SunAmerica Money Market Funds, Inc., Annual Report at December 31, 2003.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
  Money Market Funds
    2003 ANNUAL REPORT


[LOGO] AIG SunAmerica
        Mutual Funds

                        Table of Contents


                   PRESIDENT'S LETTER...................   1
                   MONEY MARKET FUNDS REVIEW AND OUTLOOK   2
                   STATEMENT OF ASSETS AND LIABILITIES..   5
                   STATEMENT OF OPERATIONS..............   6
                   STATEMENT OF CHANGES IN NET ASSETS...   7
                   FINANCIAL HIGHLIGHTS.................   8
                   PORTFOLIO OF INVESTMENTS.............  10
                   NOTES TO FINANCIAL STATEMENTS........  15
                   REPORT OF INDEPENDENT AUDITORS.......  23
                   DIRECTORS INFORMATION................  24

        December 31, 2003                                          ANNUAL REPORT



Dear Shareholder,

   In the pages that follow, we are pleased to present you with commentary from the portfolio managers of the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund. On December 31, 2003, the annual reporting period for both Funds came to a close.

   Over the past year, as expected, these Funds continued to be affected by short-term interest rates, which currently are at their lowest level since 1958, with the federal funds rate now at 1%. Although low interest rates have kept returns for both Funds within a narrow range, they remained invested in the highest quality of money market and municipal money market instruments available. The portfolio managers have also employed strategies to augment yields when market conditions permit.

   Despite recent improvements in the equities markets, employment growth, the most telling indicator of a sustainable economic recovery, has not increased commensurately. We therefore remain convinced that our priorities, which focus first on the preservation of principal, in addition to the pursuit of liquidity and current income, are well chosen. We will continue to pursue all of these goals to the greatest extent possible, paying keen attention to yield enhancing investment opportunities as they present themselves.

   We thank you for your continued investment in our Funds.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President
AIG SunAmerica Asset Management Corp.

--------
Pastperformance is no guarantee of future results.

        SunAmerica Money Market Fund

Brian Wiese, Portfolio Manager
AIG SunAmerica Asset Management Corp.

In what ways did market conditions affect the Fund's performance during the annual period?

   In June, Federal Open Market Committee policy makers lowered the federal funds rate by 25 basis points, to 1.00%. This decision was not welcomed by the fixed income markets, as most participants were anticipating a 50 basis point reduction. As a result, money market yields increased dramatically from late June through early August. However, despite very strong economic growth, inflationary pressures remained nonexistent. Thus, along with extremely disappointing employment growth, money market yields declined, finishing the year close to their multi-decade lows.

   In response to these conditions, we have been using a barbell approach to structure the portfolio, investing in first tier securities with maturities of one year to 13 months in order to compensate for the current very low yields and limited availability of short-term instruments. This strategy has performed well over the past couple of years because it has enabled us to augment overall returns by going further out on the yield curve while maintaining desired levels of liquidity.

What role did sector selection play in the performance of the Fund this year?

   Rather than sector allocation, which hasn't helped or hurt the Fund's performance this year, value was added through our active management of the Fund's duration. The Fund's weighted average to maturity has been consistently longer than the Donoghue Average.

What role did individual securities selection play in terms of affecting the Fund's performance over the past year?

   Over the past year, the short end of the yield curve has been quite flat. By purchasing the more attractive yields available further out on the curve, specifically 12 and 13 month maturities, we compensated for low yields on the short and intermediate segments of the curve, using, as previously noted, a barbell strategy in structuring the portfolio. Specifically for the third and fourth quarter, which were preceded by a Federal Funds rate reduction of 25 basis points on June 25, 2003, we used back-ups in short-term rates to extend the duration of the portfolio via the purchase of highly rated one year bullet and callable paper.

--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pastperformance is no guarantee of future results.

        SunAmerica Municipal Money Market Fund

Hutch Bryan, Portfolio Manager
AIG Global Investment Corp.

In what ways did market conditions affect the Fund's performance during the annual period?

   In the bond markets in general, investors are normally rewarded with higher yields by investing in bonds and other debt instruments with longer maturities. Generally speaking, the longer the maturity, the higher the yield paid to the investor. The dynamics governing these norms were not always present throughout this past year, however. During three intervals over the last twelve months, we actually had an inverted yield curve, which means that returns for short-term instruments yielded more than longer-term instruments.

   Short-term rates, those represented by the BMA Weekly, the Bond Market Association Index for seven-day reset floating securities, were actually resetting at a higher rate than the MMD, the Municipal Market Data One Year Index. As a result, the traditional formula for extending maturities to pick up additional yield was not always a viable option for the SunAmerica Municipal Money Market Fund over the past year. As an alternative, we took advantage of the inversions by investing a little bit more heavily in the shorter part of the municipal money market yield curve.

   In August and early September, this situation reversed to some extent, with longer-term instruments yielding about 30 basis points more than their shorter-term counterparts. At that time, we took advantage of this more traditional dynamic to gain yield through investment in securities with longer-term maturities.

   With respect to some of the variable rate securities that the Fund holds, we focused on purchasing securities that reset at yield spreads higher than those of the BMA. Overall we ended the year with a weighted average maturity of about 45 days. Throughout the year, we maintained the Fund's high credit quality, purchasing only the highest Moody's P1 rated securities.

What role did sector selection play in the performance of the Fund this year?

   Sector selection did play an important role in the selection of our variable rate securities, which comprised approximately 80% of the Fund as of December 31, 2003. Over the past year, we purchased more revenue bonds than general obligation bonds, especially those in the health care and industrial development sectors, along with certain lease revenue credits. We did so because the interest rates at which they reset generally had more of a positive spread than the BMA index. Although general obligation bonds are sometimes perceived as safer, all of the securities in the Fund are Tier One securities, meaning that they are of the highest quality.

--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pastperformance is no guarantee of future results.

        SunAmerica Municipal Money Market Fund


   On the fixed-rate side of the portfolio, which accounts for approximately 20% of the portfolio as of December 31, 2003, the securities we bought had maturities of one year to 13 months. All of these securities trade within a tight range. As a result, sector selection was often not as important as specific credit selection. Over the past year, we had two methods by which we were able to increase overall yield for the Fund with fixed-rate securities. Our first method involved identifying general market issuers that came to market cheaper than their specialty state competitors. This can occur when sellers are placing very large issues with buyers, and therefore have a strong incentive to sell their municipal money market securities at a slight discount. We also sought out issues that came to market at times when the market could be expected to be a little softer. This occurs when yields are seasonally higher, in September, October and December.

What role did individual securities selection play in terms of affecting the Fund's performance over the past year?

   Generally speaking, the judicious selection of certain individual securities helped us to increase the Fund's overall yield during the past year. Two individual issues we recently purchased contributed to the portfolio in this manner. In August, we purchased $5,000,000 worth of Michigan Municipal Bond Authority. That same month, we also purchased $5,000,000 Texas State Tax and Revenue Anticipation Notes. Both are examples of securities that we bought from large issuances. The Michigan credit was bought as part of a transaction that overall sold $700 million worth of municipal securities. We purchased the Texas tranche from a transaction that totaled $7 billion overall. Both issuers came to market at a time of year during which the market was slightly softer than normal. Since there is a high volume of Michigan and Texas issuance at that time of year, both timing as well as the size of these deals, made the yields of these issues compelling.

--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pastperformance is no guarantee of future results.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2003

                                                                 Money
                                                                 Market     Municipal Money
                                                                  Fund        Market Fund
                                                             -------------- ---------------
ASSETS:
Investment securities, at value*............................ $1,724,002,444 $  113,625,070
Cash........................................................            567      3,212,693
Receivables for --
  Fund shares sold..........................................      4,842,903      2,765,728
  Accrued interest..........................................      1,264,308        215,789
Due from advisor............................................             --          3,814
Due from distributor........................................         38,640          2,103
Prepaid expenses............................................          9,403            350
                                                             -------------- --------------
   Total assets.............................................  1,730,158,265    119,825,547
                                                             -------------- --------------
LIABILITIES:
Payables for --
  Fund shares repurchased...................................      9,378,338      2,470,186
  Investment advisory and management fees...................        678,025         33,275
  Distribution and service maintenance fees.................        261,739         16,467
  Transfer agent fees and expenses..........................        390,495         17,024
Accrued expenses............................................        391,170         60,476
                                                             -------------- --------------
   Total liabilities........................................     11,099,767      2,597,428
                                                             -------------- --------------
    Net assets.............................................. $1,719,058,498 $  117,228,119
                                                             ============== ==============
NET ASSETS WERE COMPOSED OF:
Common stock, $.001 par value (10 billion shares authorized) $    1,719,059 $      117,227
Paid-in capital.............................................  1,717,240,573    117,110,310
                                                             -------------- --------------
                                                              1,718,959,632    117,227,537
Undistributed net investment income.........................         98,866            582
                                                             -------------- --------------
    Net assets.............................................. $1,719,058,498 $  117,228,119
                                                             ============== ==============
Class A:
Net assets.................................................. $1,644,603,468 $  113,802,093
Shares outstanding..........................................  1,644,600,090    113,801,394
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $         1.00 $         1.00
                                                             ============== ==============
Class B:
Net assets.................................................. $   44,528,851 $    3,167,738
Shares outstanding .........................................     44,529,083      3,167,716
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $         1.00 $         1.00
                                                             ============== ==============
Class II
Net assets.................................................. $   20,290,014 $      258,288
Shares outstanding .........................................     20,290,964        258,293
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $         1.00 $         1.00
                                                             ============== ==============
Class I
Net assets.................................................. $    9,636,165 $           --
Shares outstanding..........................................      9,638,430             --
Net asset value and redemption price per share.............. $         1.00 $           --
                                                             ============== ==============

*Amortized cost of investments.............................. $1,724,002,444 $  113,625,070
                                                             ============== ==============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2003

                                                                Money Market Municipal Money
                                                                    Fund       Market Fund
                                                                ------------ ---------------
NET INVESTMENT INCOME:
Interest Income................................................ $21,954,003    $ 1,163,801
                                                                -----------    -----------
EXPENSES:
Investment advisory and management fees........................   8,343,367        373,819
Service fees -- Class A........................................   2,592,201        154,583
Distribution and service fees -- Class B.......................     529,273         32,233
Distribution and service fees -- Class II......................     244,264          1,518
Transfer agent fees and expenses -- Class A....................   3,930,049        225,320
Transfer agent fees and expenses -- Class B....................     165,333         13,216
Transfer agent fees and expenses -- Class II...................      77,506          4,627
Transfer agent fees and expenses -- Class I....................      19,710             --
Registration fees -- Class A...................................      70,743         14,193
Registration fees -- Class B...................................       3,747         10,169
Registration fees -- Class II..................................       7,205          7,339
Registration fees -- Class I...................................       6,778             --
Custodian fees.................................................     291,388         54,480
Printing expense...............................................     184,181            932
Audit and tax expenses.........................................      36,416         42,264
Legal fees.....................................................      19,779          4,908
Directors' fees and expenses...................................     187,458         10,032
Miscellaneous expenses.........................................      50,841          5,197
                                                                -----------    -----------
   Total expenses before reimbursements and custody credits....  16,760,239        954,830
                                                                -----------    -----------
   Less: Expenses waived or reimbursed.........................    (440,639)       (82,069)
      Custody credits earned on cash balances..................     (20,568)        (2,409)
                                                                -----------    -----------
   Net expenses................................................  16,299,032        870,352
                                                                -----------    -----------
Net investment income..........................................   5,654,971        293,449
                                                                -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 5,654,971    $   293,449
                                                                ===========    ===========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                         Money Market Fund        Municipal Money Market Fund
                                                                  ------------------------------  -------------------------
                                                                   For the year    For the year   For the year   For the year
                                                                      ended           ended          ended          ended
                                                                   December 31,    December 31,   December 31,   December 31,
                                                                       2003            2002           2003           2002
                                                                  --------------  --------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.......................................... $    5,654,971  $   13,593,056  $    293,449   $   255,650
                                                                  --------------  --------------  ------------   -----------
Net increase in net assets resulting from operations............. $    5,654,971  $   13,593,056  $    293,449   $   255,650

Dividends and distributions to shareholders from:
  Net investment income (Class A)................................     (5,587,357)    (13,331,197)     (288,875)     (254,054)
  Net investment income (Class B)................................        (17,891)       (156,928)       (3,816)       (7,293)
  Net investment income (Class II)...............................         (8,618)        (82,581)         (176)         (403)
  Net investment income (Class I)................................        (39,889)        (92,863)           --            --
                                                                  --------------  --------------  ------------   -----------
Total dividends and distributions to shareholders................     (5,653,755)    (13,663,569)     (292,867)     (261,750)
                                                                  --------------  --------------  ------------   -----------
Increase (decrease) in net assets from capital share transactions
 (Note 5)........................................................   (137,050,057)    671,802,549    25,292,765    85,299,083
                                                                  --------------  --------------  ------------   -----------
Total increase (decrease) in net assets..........................   (137,048,841)    671,732,036    25,293,347    85,292,983
                                                                  --------------  --------------  ------------   -----------

Net Assets:
Beginning of period..............................................  1,856,107,339   1,184,375,303    91,934,772     6,641,789
                                                                  --------------  --------------  ------------   -----------
End of period+................................................... $1,719,058,498  $1,856,107,339  $117,228,119   $91,934,772
                                                                  ==============  ==============  ============   ===========
+ Includes undistributed net investment income (loss)............ $       98,866  $       97,650  $        582   $        --
                                                                  ==============  ==============  ============   ===========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                               MONEY MARKET FUND
                                               -----------------
                                                                                     Ratio of      Ratio of
                        Net                                                          expenses        net
                       Asset              Dividends  Net Asset           Net Assets     to        investment
                       Value      Net      from net    Value               end of    average      income to
       Period        beginning investment investment  end of     Total     period      net         average
       Ended         of period income(1)    income    period   Return(2)  (000's)     assets      net assets
-------------------- --------- ---------- ---------- --------- --------- ---------- --------      ----------
                                                      Class A
                                                      -------
12/31/99............  $1.000     $0.044    $(0.044)   $1.000     4.44%   $  881,223   0.95%(3)       4.36%(3)
12/31/00............   1.000      0.054     (0.054)    1.000     5.57       971,137   0.95           5.47
12/31/01............   1.000      0.034     (0.034)    1.000     3.45     1,087,329   0.93           4.04
12/31/02............   1.000      0.010     (0.010)    1.000     1.04(7)  1,751,812   0.90           0.99
12/31/03............   1.000      0.003     (0.003)    1.000     0.32     1,644,603   0.88           0.32
                                                      Class B
                                                      -------
12/31/99............  $1.000     $0.035    $(0.035)   $1.000     3.59%   $   35,103   1.75%(3)       3.53%(3)
12/31/00............   1.000      0.046     (0.046)    1.000     4.72        24,090   1.76(5)        4.62(5)
12/31/01............   1.000      0.025     (0.025)    1.000     2.57        55,066   1.75(5)        3.76(5)
12/31/02............   1.000      0.003     (0.003)    1.000     0.28(7)     64,815   1.64(5)        0.26(5)
12/31/03............   1.000      0.000      0.000     1.000     0.03        44,529   1.18(5)        0.03(5)
                                                     Class II
                                                     --------
12/31/99............  $1.000     $0.035    $(0.035)   $1.000     3.57%   $    8,235   1.61%          3.59%
12/31/00............   1.000      0.046     (0.046)    1.000     4.73        11,012   1.75(5)        4.67(5)
12/31/01............   1.000      0.026     (0.026)    1.000     2.63        33,644   1.69(5)        3.51(5)
12/31/02............   1.000      0.003     (0.003)    1.000     0.27(7)     30,285   1.66(5)        0.26(5)
12/31/03............   1.000      0.000      0.000     1.000     0.03        20,290   1.18(5)        0.03(5)
                                                      Class I
                                                      -------
11/16/01-12/31/01(4)  $1.000     $0.002    $(0.002)   $1.000     0.20%   $    8,336   0.80%(5)(6)    0.84%(5)(6)
12/31/02............   1.000      0.011     (0.011)    1.000     1.13(7)      9,195   0.80(5)        1.12(5)
12/31/03............   1.000      0.004     (0.004)    1.000     0.43         9,636   0.77(5)        0.43(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) Net of transfer agent expense credits of:

                    12/31/99
                    -------
Class A........      0.01%
Class B........      --

(4) Commencement of sales of respective class of shares
(5) Net of the following expense reimbursements (based on average net assets):

               12/31/00 12/31/01 12/31/02 12/31/03
               -------- -------- -------- --------
Class B......     --       --     0.04%    0.51%
Class II.....   0.18%    0.05%    0.04     0.53
Class I......     --     0.24     0.14     0.02

(6) Annualized
(7) The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                          MUNICIPAL MONEY MARKET FUND
                                          ---------------------------
                                                                                       Ratio of     Ratio of
                           Net                                                         expenses        net
                          Asset              Dividends  Net Asset           Net Assets    to       investment
                          Value      Net      from net    Value               end of    average     income to
        Period          beginning investment investment  end of     Total     period      net        average
        Ended           of period income(1)    income    period   Return(2)  (000's)   assets(5)  net assets(5)
----------------------- --------- ---------- ---------- --------- --------- ---------- ---------  -------------
                                                         Class A
                                                         -------
10/31/99(6)............  $1.000     $0.020    $(0.020)   $1.000     2.18%    $  3,651    1.05%        2.18%
10/31/00(6)............   1.000      0.030     (0.030)    1.000     3.06        4,452    0.97         3.03
10/31/01(6)............   1.000      0.020     (0.020)    1.000     2.39        3,972    0.78         2.39
11/01/01-12/31/01(6)...   1.000      0.013     (0.013)    1.000     2.05        3,829    0.62(3)      1.71(3)
12/31/02...............   1.000      0.009     (0.009)    1.000     0.92       88,050    0.78         0.71
12/31/03...............   1.000      0.003     (0.003)    1.000     0.28      113,802    0.81         0.28
                                                         Class B
                                                         -------
10/31/99(6)............  $1.000     $0.010    $(0.010)   $1.000     1.42%    $  2,841    1.80%        1.42%
10//31/00(6)...........   1.000      0.030     (0.030)    1.000     2.48        2,777    1.54         2.44
10/31/01(6)............   1.000      0.020     (0.020)    1.000     2.39        2,613    0.78         2.38
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)    1.000     1.97        2,618    1.13(3)      1.27(3)
12/31/02...............   1.000      0.002     (0.002)    1.000     0.24        3,714    1.39         0.16
12/31/03...............   1.000      0.001     (0.001)    1.000     0.10        3,168    0.98         0.11
                                                        Class II
                                                        --------
08/10/00-10/31/00(4)(6)  $1.000     $0.010    $(0.010)   $1.000     0.71%    $    108    0.75%(3)     2.78%(3)
10/31/01(6)............   1.000      0.020     (0.020)    1.000     2.40          136    0.78         2.33
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)    1.000     1.97          195    1.15(3)      1.14(3)
12/31/02...............   1.000      0.002     (0.002)    1.000     0.24          170    1.39         0.19
12/31/03...............   1.000      0.001     (0.001)    1.000     0.10          258    1.00         0.11

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) Annualized
(4) Commencement of sales of respective class of shares
(5) Net of the following expense reimbursements (based on average net assets):

            10/31/99 10/31/00  10/31/01 12/31/01(5) 12/31/02 12/31/03
            -------- --------  -------- ----------- -------- --------
Class A....   0.84%    0.47%     1.18%     2.51%      0.20%    0.03%
Class B....   0.89     0.46      1.18      2.59       1.25     1.03
Class II...     --     0.41(2)   1.18      7.84       9.68     7.45

(6) The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2003

                                                        Principal
                                                          Amount                                     Value
                Security Description                  (in thousands)  Rate**       Maturity         (Note 2)
---------------------------------------------------------------------------------------------------------------
BANK NOTES -- 2.9%
Wells Fargo Bank NA+.................................    $ 20,000        1.04%     01/06/04      $   20,000,000
Wells Fargo Bank NA..................................      30,000         1.05     01/26/04          30,000,000
                                                                                                 --------------
Total Bank Notes
  (amortized cost $50,000,000).......................                                                50,000,000
                                                                                                 --------------
COMMERCIAL PAPER -- 59.6%
Amstel Funding Corp..................................      30,000      1.08        01/15/04          29,987,400
Apreco, Inc. (LOC -- Citibank N.A.)..................      80,000    1.06-1.09 01/08/04-02/11/04     79,936,461
Barton Capital Corp. (LOC -- Societe Generale).......      80,000    1.08-1.09 01/09/04-01/21/04     79,963,522
Bear Stearns Co., Inc................................      55,000      1.08    01/12/04-01/16/04     54,978,250
Ciesco, LP...........................................      30,000      1.07        01/23/04          29,980,383
Citicorp.............................................      30,000      1.06        01/16/04          29,986,750
CXC, Inc.............................................      60,000    1.08-1.09 01/20/04-01/21/04     59,964,733
Delaware Funding Corp. (LOC -- JP Morgan)............      30,000      1.09        01/09/04          29,992,733
General Electric Capital Corp........................      60,000      1.09    01/09/04-01/22/04     59,973,658
General Electric Capital Corp+.......................      20,000      1.29        01/12/04          20,011,545
Giro Funding U.S. Corp...............................      30,000      1.09        01/29/04          29,974,567
Govco, Inc...........................................      80,000    1.06-1.10 01/12/04-02/09/04     79,941,092
Greyhawk Capital Corp................................      80,000    1.10-1.12 01/22/04-01/29/04     79,942,151
Kittyhawk Funding, LLC. (LOC -- Bank of America N.A.)      30,000      1.09        01/15/04          29,987,283
Surrey Funding Corp. (LOC -- Barclay Bank)...........      80,000    1.09-1.10 01/09/04-01/13/04     79,974,073
Sheffield Receivables Corp. (LOC -- Barclay Bank)....      80,000    1.08-1.09 01/09/04-01/26/04     79,962,428
Sydney Capital Corp..................................      30,000      1.09        02/10/04          29,963,667
UBS Finance, LLC.....................................      60,000    1.03-1.05 01/06/04-01/23/04     59,976,550
Windmill Funding Corp. (LOC -- ABN AMRO).............      80,000    1.08-1.09 01/05/04-01/23/04     79,973,539
                                                                                                 --------------
Total Commercial Paper
  (amortized cost $1,024,470,785)....................                                             1,024,470,785
                                                                                                 --------------
GOVERNMENT AGENCIES -- 26.1%
Agency for International Development Panama+.........       3,164      1.50        01/06/04           3,176,234
Federal Farm Credit Bank.............................      25,000      1.00        07/02/04          24,995,625
Federal Home Loan Bank...............................     140,000    1.02-1.35 01/02/04-10/19/04    139,953,500
Federal Home Loan Mtg. Corp..........................      20,000      1.50        11/16/04          20,000,000
Federal National Mtg. Assoc..........................     240,000    1.05-1.65 01/15/04-12/30/04    239,538,800
Federal National Mtg. Assoc.+........................      20,000      1.11        03/10/04          20,000,000
                                                                                                 --------------
Total Government Agencies
  (amortized cost $447,664,159)......................                                               447,664,159
                                                                                                 --------------
MEDIUM TERM NOTES -- 9.0%
Beta Finance, Inc.+..................................      30,000      1.06        01/02/04          30,000,000
Dorada Corp.+........................................      30,000      1.06        01/02/04          30,000,000
Sigma Finance Corp.+.................................      50,000    1.07-1.11 01/02/04-01/20/04     49,998,500
Sigma Finance Corp...................................      25,000      1.20        08/10/04          25,000,000
White Pine Finance, LLC+.............................      20,000      1.08       01/01/2004         20,000,000
                                                                                                 --------------
Total Medium Term Notes
  (amortized cost $154,998,500)......................                                               154,998,500
                                                                                                 --------------

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                                        Principal
                                                                          Amount                                     Value
                        Security Description                          (in thousands)  Rate**       Maturity         (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL MEDIUM TERM NOTES -- 1.0%
Illinois Student Assistance Corp.+...................................    $10,000       1.12%       01/07/04      $   10,000,000
Texas State Veterans Housing+........................................      7,415     1.09-1.10 01/09/04-01/13/04      7,415,000
                                                                                                                 --------------
Total Taxable Municipal Medium Term Notes
  (amortized cost $17,415,000).......................................                                                17,415,000
                                                                                                                 --------------
REPURCHASE AGREEMENTS -- 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (See Note 2)      6,454       0.72        01/02/04           6,454,000
UBS Warburg, LLC Joint Repurchase Agreement (See Note 2).............     23,000       0.83        01/02/04          23,000,000
                                                                                                                 --------------
Total Repurchase Agreements
 (amortized cost $29,454,000)                                                                                        29,454,000
                                                                                                                 --------------
TOTAL INVESTMENTS
  (amortized cost $1,724,002,444*)...................................      100.3%                                 1,724,002,444
Liabilities in excess of other assets................................       (0.3)                                    (4,943,946)
                                                                         -------                                 --------------
NET ASSETS...........................................................      100.0%                                $1,719,058,498
                                                                         =======                                 ==============

--------
+  Variable rate security; maturity date reflects the next reset date
* At December 31,2003, the cost of securities for Federal income tax purposes was the same for book purposes.
** Rates shown are rates in effect as of December 31, 2003.
LOC -- Letter of Credit

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                            Agreements) by industry

            Government Agencies        26.1% Banking            8.1%
            Receivable Company         20.9  Loan Receivables   4.7
            Securities Holding Company 18.3  Trade Receivables  3.5
            Finance                    16.0  Municipalities     1.0
                                                               ----
                                                               98.6%
                                                               ====

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2003

                                           Principal
                                             Amount                        Value
         Security Description            (in thousands) Rate** Maturity   (Note 2)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 96.9%
Arizona -- 5.0%
 Arizona Health Facilities Authority+...     $  200      1.15% 01/07/04 $    200,000
 Maricopa County, Arizona Industrial
   Development Authority+ (LOC
   -- Harris Trust & Savings Bank)......        755      1.45  01/01/04      755,000
 Maricopa County, Arizona Industrial
   Development Authority+ (LOC -- Wells
   Fargo Bank N.A.).....................      1,590      1.40  01/01/04    1,590,000
 Mesa, Arizona Industrial Development
   Authority, Series B+.................      3,350      1.12  01/07/04    3,350,000
                                                                        ------------
                                                                           5,895,000
                                                                        ------------
Colorado -- 0.9%
 Colorado Springs, Colorado Revenue+
   (LOC -- Wells Fargo Bank N.A.).......      1,025      1.40  01/01/04    1,025,000
                                                                        ------------
Delaware -- 4.3%
 Delaware Economic Development
   Authority, Series A+.................      5,000      1.13  01/07/04    5,000,000
                                                                        ------------
District of Columbia -- 0.8%
 District of Columbia Revenue+
   (LOC -- Bank of America N.A.)........        990      1.30  01/01/04      990,000
                                                                        ------------
Florida -- 6.8%
 Dade County, Florida Water and Sewer
   Systems+.............................      1,100      1.07  01/07/04    1,100,000
 Jacksonville, Florida Health
   Facilities Authority+................      1,800      1.10  01/07/04    1,800,000
 Lakeland, Florida Energy Systems+......      2,000      1.10  01/07/04    2,000,000
 Lakeland, Florida Energy Systems,
   Series A+............................      3,100      1.10  01/07/04    3,100,000
                                                                        ------------
                                                                           8,000,000
                                                                        ------------
Illinois -- 5.3%
 Chicago O'Hare International Airport,
   Series B+ (LOC -- Societe Generale)..        845      1.25  01/07/04      845,000
 Chicago, Illinois Water+ (LOC -- Bank
   One N.A.)............................        500      1.15  01/07/04      500,000
 Chicago, Illinois Metropolitan Water
   District, Series B+..................      4,900      1.07  01/07/04    4,900,000
                                                                        ------------
                                                                           6,245,000
                                                                        ------------
Indiana -- 0.3%
 Indiana Secondary Market Educational
   Loans, Inc., Series B+...............        300      1.15  01/07/04      300,000
                                                                        ------------
Iowa -- 0.2%
 Storm Lake, Iowa Higher Education
   Facilities+ (LOC -- Wells Fargo Bank
   Northwest N.A.)......................        215      1.40  01/01/04      215,000
                                                                        ------------
Kentucky -- 5.4%
 Breckinridge County, Kentucky Lease
   Program, Series A+ (LOC -- U.S. Bank
   N.A.)................................      1,935      1.15  01/07/04    1,935,000
 Breckinridge County, Kentucky Lease
   Program+ (LOC -- U.S. Bank N.A.).....        215      1.15  01/07/04      215,238
 Kentucky Property and Buildings
   Commission Project Number 77.........      4,195      2.00  01/01/04    4,198,641
                                                                        ------------
                                                                           6,348,879
                                                                        ------------
Massachusetts -- 2.5%
 Massachusetts State Housing Financial
   Agency, Series F+....................      3,000      1.10  01/07/04    3,000,000
                                                                        ------------
Michigan -- 15.0%
 Detroit, Michigan Sewage Disposal,
   Series C-1+..........................      1,700      1.22  01/01/04    1,700,000
 Detroit, Michigan Sewage Disposal,
   Series C-2+..........................      3,000      1.22  01/01/04    3,000,000
 Kent Hospital Financial Authority,
   Series B+............................      2,800      1.10  01/07/04    2,800,000

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                                                      Principal
                                                                                        Amount                        Value
                               Security Description                                 (in thousands) Rate** Maturity   (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (continued)
Michigan (continued)
  Michigan Municipal Bond Authority, Series B1.....................................     $5,000      2.00% 08/20/04 $  5,030,743
  Michigan State Building Authority................................................      5,000      2.00  10/15/04    5,035,120
                                                                                                                   ------------
                                                                                                                     17,565,863
                                                                                                                   ------------
Missouri -- 2.3%
  Missouri State Health and Educational Facilities+................................      2,300      1.32  01/02/04    2,300,000
  St Louis, Missouri Planned Industrial Expansion Authority+
   (LOC -- Bank of America N.A.)...................................................        400      1.40  01/01/04      400,000
                                                                                                                   ------------
                                                                                                                      2,700,000
                                                                                                                   ------------
Nebraska -- 1.3%
  Douglas County, Nebraska Solid Waste, Series A+ (LOC -- Wachovia Bank N.A.)......      1,500      1.30  01/01/04    1,500,000
                                                                                                                   ------------
New York -- 0.9%
  New York City, Municipal Water Financial Authority+..............................      1,000      1.27  01/02/04    1,000,000
                                                                                                                   ------------
North Carolina -- 9.6%
  Charlotte, North Carolina Refunding Bond, Series B+..............................      5,500      1.30  01/01/04    5,500,000
  Durham, North Carolina General Obligation+.......................................        300      1.25  01/01/04      300,038
  Guilford County, North Carolina General Obligation, Series C+....................      2,650      1.15  01/07/04    2,650,000
  Mecklenburg County Public Improvements+..........................................        350      1.30  01/01/04      350,000
  North Carolina Medical Care Commission, Series B+ (LOC -- Suntrust Bank).........      2,500      1.10  01/07/04    2,500,000
                                                                                                                   ------------
                                                                                                                     11,300,038
                                                                                                                   ------------
Ohio -- 13.4%
  Cleveland, Ohio Airport System Revenue, Series D+ (LOC -- WestLb AG).............      4,100      1.11  01/07/04    4,100,000
  Franklin County, Ohio Hospital Revenue, Series B+ (LOC -- Morgan Guaranty Trust).      4,640      1.18  01/01/04    4,640,000
  Hamilton County, Ohio Health Care+ (LOC -- U.S. Bank N.A)........................      3,000      1.29  01/02/04    3,000,000
  Ohio State Air Quality Development Authority+ (LOC -- Westdeutsche Landesbank)...      4,000      1.13  01/07/04    4,000,000
                                                                                                                   ------------
                                                                                                                     15,740,000
                                                                                                                   ------------
Pennsylvania -- 1.9%
  Delaware Valley, Pennsylvania Regional Financial Authority, Series A+
   (LOC -- Toronto-Dominion Bank)..................................................        300      1.10  01/07/04      300,000
  Delaware Valley, Pennsylvania Regional Financial Authority, Series C+
   (LOC -- Toronto-Dominion Bank)..................................................      1,700      1.10  01/07/04    1,700,000
  Philadelphia, Pennsylvania Authority for Industrial Development+
   (LOC -- GE Capital Corp.).......................................................        200      1.10  01/07/04      200,000
                                                                                                                   ------------
                                                                                                                      2,200,000
                                                                                                                   ------------
Tennessee -- 2.3%
  Metropolitan Government Nashville and Davidson Counties Health and Education
   Facilities+.....................................................................        500      1.15  01/07/04      500,000
  Metropolitan Government Nashville and Davidson Counties Industrial Development+
   (LOC -- Bank of America N.A.)...................................................        200      1.25  01/02/04      200,000
  Montgomery County, Tennessee General Obligation..................................      2,000      3.00  05/01/04    2,012,935
                                                                                                                   ------------
                                                                                                                      2,712,935
                                                                                                                   ------------

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                                                      Principal
                                                                                        Amount                        Value
                               Security Description                                 (in thousands) Rate** Maturity   (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (continued)
Texas -- 11.9%
  Arlington, Texas Independent School District.....................................     $5,000      0.00% 02/25/04 $  4,992,417
  Gulf Coast Waste Disposal Authority, Series D+ (LOC -- Wachovia Bank N.A.).......      2,750      1.30  01/01/04    2,750,000
  North Texas Higher Education Authority, Series F+................................        200      1.15  01/07/04      200,000
  Northside Independent School District, Series A+.................................      1,000      1.00  08/02/04    1,000,000
  Texas State Tax & Revenue Anticipation Notes.....................................      5,000      2.00  08/31/04    5,027,905
                                                                                                                   ------------
                                                                                                                     13,970,322
                                                                                                                   ------------
Utah -- 1.7%
  Utah Transit Authority, Series B+ (LOC -- Bayerische Landesbank).................      2,000      1.22  01/01/04    2,000,000
                                                                                                                   ------------
Washington -- 0.3%
  Port Seattle, Washington Industrial Development Corp.+ (LOC -- Citibank N.A.)....        300      1.15  01/07/04      300,000
                                                                                                                   ------------
Wisconsin -- 3.7%
  Wisconsin State Health and Educational Facilities+ (LOC -- U.S. Bank Trust N.A.).      4,300      1.20  01/01/04    4,300,000
                                                                                                                   ------------
Wyoming -- 0.4%
Wyoming Community Development Authority+...........................................        500      1.20  01/01/04      500,000
                                                                                                                   ------------
Registered Investment Companies -- 0.7%
  SSGA Tax Free Money Market -- Class A............................................        817      0.55  01/02/04      817,033
                                                                                                                   ------------
TOTAL INVESTMENTS
  (cost $113,625,070*).............................................................       96.9%                     113,625,070
Assets in excess of other liabilities..............................................        3.1                        3,603,049
                                                                                        ------                     ------------
NET ASSETS.........................................................................      100.0%                    $117,228,119
                                                                                        ======                     ============

--------
+  Variable rate security; maturity date reflects next reset date.
* At December 31, 2003, the cost of securities for Federal income tax purposes was the same for book purposes.
** Rates shown are rates in effect as of December 31, 2003.
LOC -- Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SAAMCo" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily on the basis of quality and yield and under normal market conditions invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class II and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class II. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are sold with no front-end sales charges.
                    Contingent deferred sales charges ("CDSC") are imposed on Class A shares when shares are sold within two years of purchase. A 1.00% CDSC is imposed on shares sold within one year of original purchase; a 0.50% CDSC is charged on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at net asset value per share, without any initial sales charge. A declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time are no longer subject to a distribution fee.

  Class II shares-- Class II shares are sold with a front-end sales charge of
                    1.00% at net asset value per share. Certain redemptions made within 18 months of the date of purchase are subject to a contingent deferred sales charge.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   Class I shares-- Class I shares are offered at net asset value per share exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class II shares of each Fund has its own 12b-1 plan, which allows for distributions and account maintenance and service fees.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   As of December 31, 2003, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                  Percentage Principal
                                                   Interest   Amount
                                                  ---------- ----------
         Money Market Fund.......................   14.20%   $6,454,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated December 31, 2003, bearing interest at a rate of 0.72% per annum, with a principal amount of $45,441,000, a repurchase price of $45,442,818, and a maturity date of January 2, 2004. The repurchase agreement is collateralized by the following:

                                Interest Maturity  Principal    Market
         Type of Collateral       Rate     Date     Amount      Value
         ------------------     -------- -------- ----------- -----------
         U.S. Treasury Notes...   7.50%  02/15/05 $ 5,065,000 $ 5,552,506
         U.S. Treasury Bond....   8.13   08/15/19   7,380,000  10,202,850
         U.S. Treasury Bond....   8.50   02/15/20  14,280,000  20,402,550
         U.S. Treasury Bond....   7.63   02/15/25   7,560,000  10,206,000

   In addition, at December 31, 2003, the following Fund held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                Percentage  Principal
                                 Interest    Amount
                                ---------- -----------
         Money Market Fund.....   15.33%   $23,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Warburg, LLC, dated December 31, 2003, bearing interest at a rate of 0.83% per annum, with a principal amount of $150,000,000, a repurchase price of $150,006,917, and a maturity date of January 2, 2004. The repurchase agreement is collateralized by the following:

                               Interest Maturity  Principal      Market
        Type of Collateral       Rate     Date     Amount        Value
        ------------------     -------- -------- ------------ ------------
        U.S. Treasury Bonds...  8.875%  02/15/19 $104,795,000 $153,500,704

   Securities Transactions, Investment Income and Distributions to
   Shareholders: Security transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable to SAAMCo is computed daily and payable monthly, at an annual rate of 0.50% on the first $600 million of daily net assets, 0.45% on the next $900 million of the assets and 0.40% on net assets over $1.5 billion for the Money Market Fund and 0.35% of average daily net assets of the Municipal Money Market Fund.

   The Municipal Money Market Fund is sub-advised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirectly wholly-owned subsidiary of AIG and receives fees at a rate of 0.25% of the Fund's first $200 million of net assets, 0.20% on the next $300 million and 0.15% on net assets over $500 million.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets: Money Market Fund 0.80% for Class I, Municipal Money Market Fund 0.95% for Class A, and 1.70% for Class B and Class II. Also, SAAMCo has agreed to voluntarily waive fees or reimburse additional expenses for the year ended December 31, 2003, for the Municipal Money Market Fund at the following percentages of the Fund's average net assets: .03% for Class A, 0.11% for Class B and 0.10% for Class II. For the year ended December 31, 2003, SAAMCo reimbursed the Money Market Fund for expenses of $1,493 for Class I and for the Municipal Money Market Fund $32,690, $15,076, and $11,561 for Class A, Class B, and Class II, respectively.

   The Funds have a distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class II Plan." In adopting the Class A Plan, the Class B Plan, and the Class II Plan, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class II shares will not be used to subsidize the sale of Class A shares.

   Under the Class B Plan and the Class II Plan the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the year ended December 31, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   For the year ended December 31, 2003, SACS voluntarily reimbursed the Money Market Fund for expenses of $296,120 and $143,026 for Class B and Class II, respectively. For the Municipal Money Market Fund, expense reimbursements were $21,743 and $999 for Class B and Class II, respectively.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   SACS receives sales charges on each Fund's Class II shares, portions of which are reallowed to affiliated broker-dealer and non-affiliated broker-dealers. SACS also receives the proceeds of CDSC paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class II shares. SACS has advised the Funds for the year ended December 31, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                              Class A                   Class B
                               ------------------------------------- -------------
                                                                      Contingent
                                Sales    Affiliated   Non-affiliated   Deferred
                               Charges Broker-dealers Broker-dealers Sales Charges
                               ------- -------------- -------------- -------------
Money Market Fund............. $    --    $    --        $    --       $482,921
Municipal Money Market Fund...      --         --             --         29,183

                                             Class II                  Class II
                               ------------------------------------- -------------
                                                                   Contingent
                                Sales    Affiliated   Non-affiliated   Deferred
                               Charges Broker-dealers Broker-dealers Sales Charges
                               ------- -------------- -------------- -------------
Money Market Fund............. $76,763    $45,765        $30,998       $ 42,752
Municipal Money Market Fund...     739        373            366            346

   The Funds entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Advisor. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to its shareholders. The Service Agreement permits the Funds to reimburse SAFS for the costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the year ended December 31, 2003, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                       Payable at
                                          Expenses  December 31, 2003
                                         ---------- -----------------
 Money Market Fund Class A.............. $3,804,211     $309,729
 Money Market Fund Class B..............    126,709        8,544
 Money Market Fund Class II.............     58,269        3,815
 Money Market Fund Class I..............     20,457        1,778
 Municipal Money Market Fund Class A....    226,722       20,270
 Municipal Money Market Fund Class B....      7,879          598
 Municipal Money Market Fund Class II...        371           49

   At December 31, 2003, the Variable Annuity and Life Insurance Company, an indirect wholly-owned subsidiary of American International Group, Inc. owned 25% and 79% of the outstanding shares of Money Market Fund Class I shares and Municipal Money Market Fund Class B shares, respectively.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


Note 4. Federal Income Taxes

   It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required. Each Fund is treated as a separate taxpayer for Federal Income Tax purposes.

   All dividends paid by the Money Market Fund during the years ended December 31, 2003 and December 31, 2002 were taxable to shareholders as ordinary dividends. Except for $414 and $137 for the years ended December 31, 2003 and December 31, 2002, respectively, all dividends paid by the Municipal Money Market Fund were exempt from Federal Income Taxes. Additionally for the year ended December 31, 2003, on a tax basis, distributable earnings of $322,099 and $4,646 for the Money Market Fund and the Municipal Money Market Fund, respectively, are undistributed ordinary income. For the year ended December 31, 2002, on a tax basis, distributable earnings of $242,930 and $112 for the Money Market Fund and the Municipal Money Market Fund, respectively, are undistributed ordinary income. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from cumulative pension expenses.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the year ended December 31, 2003 and for the prior year were as follows:

                                                                         Money Market Fund
                        ------------------------------------------------------------------------------------------
                                     Class A                        Class B                     Class II
                        --------------------------------  ---------------------------  --------------------------
                            For the          For the         For the       For the       For the       For the
                           year ended       year ended      year ended    year ended    year ended    year ended
                          December 31,     December 31,    December 31,  December 31,  December 31,  December 31,
                              2003             2002            2003          2002          2003          2002
                        ---------------  ---------------  ------------   ------------  ------------  ------------
Shares sold............ $ 1,050,689,073* $ 4,238,009,787  $ 56,471,807   $ 92,235,061  $ 41,305,272  $ 71,755,313
Reinvested dividends...       5,564,933       13,209,737        15,806        144,726         7,139        78,485
Shares redeemed........  (1,163,463,818)  (3,586,667,134)  (76,773,842)*  (82,630,016)  (51,307,759)  (75,192,597)
                        ---------------  ---------------  ------------   ------------  ------------  ------------
Net increase
 (decrease)............ $  (107,209,812) $   664,552,390  $(20,286,229)  $  9,749,771  $ (9,995,348) $ (3,358,799)
                        ===============  ===============  ============   ============  ============  ============

                        -------------------------
                                 Class I
                        ------------------------
                          For the      For the
                         year ended   year ended
                        December 31, December 31,
                            2003         2002
                        ------------ ------------
Shares sold............ $ 7,049,963  $ 5,527,417
Reinvested dividends...      39,889       92,936
Shares redeemed........  (6,648,520)  (4,761,166)
                        -----------  -----------
Net increase
 (decrease)............ $   441,332  $   859,187
                        ===========  ===========

--------
* Includes automatic conversion of Class B shares in the amount of $1,350,441 to Class A shares.

                                                      Municipal Money Market Fund
                           --------------------------------------------------------------------------------
                                     Class A                     Class B                   Class II
                           ---------------------------  -------------------------  ------------------------
                              For the       For the       For the       For the      For the      For the
                             year ended    year ended    year ended    year ended   year ended   year ended
                            December 31,  December 31,  December 31,  December 31, December 31, December 31,
                                2003          2002          2003          2002         2003         2002
                           -------------  ------------  ------------  ------------ ------------ ------------
Shares sold............... $ 175,185,271* $150,624,322  $ 1,513,161    $2,004,052   $ 416,187    $ 255,078
Reinvested dividends......       284,529       257,388        3,555         7,255         161          392
Shares redeemed...........  (149,718,411)  (66,656,439)  (2,063,313)*    (912,543)   (328,375)    (280,422)
                           -------------  ------------  -----------    ----------   ---------    ---------
Net increase (decrease)... $  25,751,389  $ 84,225,271  $  (546,597)   $1,098,764   $  87,973    $ (24,952)
                           =============  ============  ===========    ==========   =========    =========

--------
* Includes automatic conversion of Class B shares in the amount of $21,376 to Class A shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a person greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70/th/ birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 2003, the Money Market Fund and Municipal Money Market Fund had accrued $223,233 and $4,064, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities. For the year ended December 31, 2003, the Money Market Fund and the Municipal Money Market Fund expensed $77,953 and $3,952, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

Note 7. Commitments and Contingencies

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2003, none of the Funds participated in the program.

Note 8. Subsequent Events

   Effective on February 20, 2004, Class II shares will be redesignated as "Class C" shares. The shares will no longer be subject to a 1% initial sales load, and the contingent deferred sales charge period applicable to the shares will be shortened from eighteen months to twelve months for purchases made after the effective date of this change.

        SunAmerica Money Market Funds
        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund (constituting the two funds in SunAmerica Money Market Funds, Inc., hereafter referred to as the "Corporation") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2004

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- December 31, 2003 -- (unaudited)

   The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                               Number of
                                     Term of                                                 Portfolios in
                         Position   Office and                                                   Fund            Other
        Name,           Held With   Length of                                                   Complex      Directorships
     Address and        SunAmerica     Time                Principal Occupations              Overseen by       Held by
    Date of Birth*         Fund     Served(4)               During Past 5 Years               Director(1)     Director(2)
    --------------      ---------- ------------ -------------------------------------------- ------------- ------------------
Jeffrey S. Burum(5)      Director  N/A          Founder and CEO of National Housing               N/A      None
DOB: February 27, 1963                          Development Corp.
S. James Coppersmith(5)  Director  1987-present Retired.                                           46      Director, BJ's
DOB: February 21, 1933                                                                                     Wholesale Club,
                                                                                                           Inc.; Member of
                                                                                                           Board of
                                                                                                           Trustees of the
                                                                                                           Boston Stock
                                                                                                           Exchange.
Dr. Judith L. Craven     Director  2001-present Retired Administrator.                             75      Director, A.G.
DOB: October 6, 1945                                                                                       Belo Corporation
                                                                                                           (1992 to present);
                                                                                                           Director, Sysco
                                                                                                           Corporation
                                                                                                           (1996 to present);
                                                                                                           Director, Luby's,
                                                                                                           Inc. (1998 to
                                                                                                           present).
William F. Devin         Director  2001-present Retired.                                           75      Member of the
DOB: December 30, 1938                                                                                     Board of
                                                                                                           Governors,
                                                                                                           Boston Stock
                                                                                                           Exchange (1985-
                                                                                                           Present);
                                                                                                           formerly,
                                                                                                           Director, Cypress
                                                                                                           Tree Senior
                                                                                                           Floating Rate
                                                                                                           Fund, Inc.
                                                                                                           (October 1997-
                                                                                                           May 2001).
Samuel M. Eisenstat      Chairman  1985-present Attorney, solo practitioner.                       47      Director of North
DOB: March 7, 1940       of the                                                                            European Oil
                         Board                                                                             Royalty Trust.
Stephen J. Gutman        Director  1984-present President and Director, Beau Brummel-              47      None
DOB: May 10, 1943                               Soho LLC (menswear specialty retailing
                                                and other activities) (June 1988 to present)

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- December 31, 2003 -- (unaudited) (continued)

                                                                                           Number of
                                   Term of                                               Portfolios in
                       Position   Office and                                                 Fund           Other
       Name,          Held With   Length of                                                 Complex     Directorships
    Address and       SunAmerica     Time               Principal Occupations             Overseen by      Held by
   Date of Birth*        Fund     Served(4)              During Past 5 Years              Director(1)    Director(2)
   --------------     ---------- ------------ ------------------------------------------ ------------- ---------------
Peter A. Harbeck(3)    Director  1994-present President, CEO and Director, AIG                84       None
DOB: January 23, 1954                         SunAmerica Asset Management Corp.
                                              ("SAAMCo.") (August 1995 to present);
                                              Director, AIG SunAmerica Capital Services,
                                              Inc. ("SACS") (August 1993 to present).
Sebastiano Sterpa (5)  Director  1991-present Founder and Chairman of the Board of            37       Director, Real
DOB: July 18,1929                             the Sterpa Group (real estate investment                 Estate Business
                                              and management) (1962 to present);                       Service and
                                              Director/Trustee of SAMF.                                Countrywide
                                                                                                       Financial.

--------
  * The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

 (1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

 (2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

 (3) Interested Trustee, as defined within the Investment Company Act of 1940.

 (4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed in Note 6 of the financial statements.

 (5) Effective on or about February 23, 2004, it is expected that S. James Coppersmith and Sebastiano Sterpa will retire as Directors and Jeffrey S. Burum will begin serving as Director.

  Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-858-8850.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                             AIG SunAmerica Mutual Funds
                             thank you for your continued support.

[LOGO] AIG SunAmerica
        Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                                    Investment Adviser                        This report is submitted solely for the
  S. James Coppersmith                         AIG SunAmerica Asset Management Corp.   general information of shareholders of the
  Judith L. Craven                             Harborside Financial Center             Fund. Distribution of this report to persons
  William F. Devin                             3200 Plaza 5                            other than shareholders of the Fund is
  Samuel  M. Eisenstat                         Jersey City, NJ 07311-4992              authorized only in connection with a
  Stephen J. Gutman                                                                    currently effective prospectus, setting
  Peter A. Harbeck                           Distributor                               forth details of the Fund, which must
  Sebastiano Sterpa                            AIG SunAmerica Capital Services, Inc.   precede or accompany this report.
                                               Harborside Financial Center
Officers                                       3200 Plaza 5
  Robert M. Zakem, President                   Jersey City, NJ 07311-4992
  Donna M. Handel, Treasurer
  J. Steven Neamtz, Vice President             Shareholder Servicing Agent
  Brian Wiese, Vice President                    AIG SunAmerica Fund Services, Inc.
  Abbe P. Stein, Vice President                  Harborside Financial Center
   and Assistant Secretary                       3200 Plaza 5
  Joseph P. Kelly, Secretary                     Jersey City, NJ 07311-4992
  Thomas Lynch, Assistant Secretary
  Stacey V. Morrison, Assistant Secretary      Custodian and Transfer Agent
  Gregory R. Kingston, Vice President and        State Street Bank and Trust Company
   Assistant Treasurer                           P.O. Box 219373
  Laura E. Filippone, Assistant Treasurer        Kansas City, MO 64121
  Donald H. Guire, Assistant Treasurer

Distributed by: AIG SunAmerica Capital Services, Inc.
MMANN-12/03

Item 2. Code of Ethics

The SunAmerica Money Market Funds, Inc. ("the Fund") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Money Market Funds, Inc. does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Fund's financial statements, supervise the Fund's preparation of its financial statements, and oversee the work of the Fund's independent auditors. The Board of Directors is currently seeking an individual who will qualify as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

     (a)-(d) Aggregate fees billed to the Fund for the last two fiscal years for professional services rendered by the Fund's principal accountant were as follows:

                                             2003            2002
                Audit Fees                 $44,479         $41,029
                Audit-Related Fees         $19,440         $0
                Tax Fees                   $18,810         $13,500
                All Other Fees             $0              $0

          Audit Fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Fund's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
          (e)

               (1) The Fund's audit committee pre-approves all audit services provided by the Fund's principal accountant for the Fund and all non-audit services provided by the Fund's principal accountant for the Fund, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Fund, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Fund.

               (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not Applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Fund's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Fund for 2003 and 2002 were $1,513,312 and $801,305, respectively.

     (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Fund's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Reserved.

Item 9. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 10. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: March 9, 2004

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: March 9, 2004